Revenue - Schedule of Primary Geographical Market and Major Products (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Primary Geographical Market and Major Products [Line Items]
Segment revenue	$ 530,258	$ 603,394	$ 590,557
Inter-segment revenue	(156,463)	(179,646)	(187,354)
Revenue from contracts with customers	373,795	423,748	403,203
Timing of revenue recognition
Goods transferred at a point in time	366,222	418,091	397,162
Services transferred over time	7,002	5,657	6,041
Other	571
Total revenue from contracts with customers	373,795	423,748	403,203
NextGel [Member]
Schedule of Primary Geographical Market and Major Products [Line Items]
Segment revenue	221,707	243,035	253,467
Inter-segment revenue	(98,753)	(120,061)	(131,100)
Revenue from contracts with customers	122,954	122,974	122,367
Timing of revenue recognition
Goods transferred at a point in time	115,381	117,317	116,753
Services transferred over time	7,002	5,657	5,614
Other	571
Total revenue from contracts with customers	122,954	122,974	122,367
Procaps Colombia [Member]
Schedule of Primary Geographical Market and Major Products [Line Items]
Segment revenue	139,520	148,270	145,275
Inter-segment revenue	(334)	(404)	(2,985)
Revenue from contracts with customers	139,186	147,866	142,290
Timing of revenue recognition
Goods transferred at a point in time	139,186	147,866	142,290
Services transferred over time
Other
Total revenue from contracts with customers	139,186	147,866	142,290
CAN [Member]
Schedule of Primary Geographical Market and Major Products [Line Items]
Segment revenue	58,559	75,663	77,306
Inter-segment revenue	(22,854)	(24,165)	(22,461)
Revenue from contracts with customers	35,705	51,498	54,845
Timing of revenue recognition
Goods transferred at a point in time	35,705	51,498	54,845
Services transferred over time
Other
Total revenue from contracts with customers	35,705	51,498	54,845
CASAND [Member]
Schedule of Primary Geographical Market and Major Products [Line Items]
Segment revenue	65,906	96,324	80,043
Inter-segment revenue	(17,262)	(17,108)	(17,062)
Revenue from contracts with customers	48,644	79,216	62,981
Timing of revenue recognition
Goods transferred at a point in time	48,644	79,216	62,554
Services transferred over time			427
Other
Total revenue from contracts with customers	48,644	79,216	62,981
Diabetrics [Member]
Schedule of Primary Geographical Market and Major Products [Line Items]
Segment revenue	44,566	40,102	34,466
Inter-segment revenue	(17,260)	(17,908)	(13,746)
Revenue from contracts with customers	27,306	22,194	20,720
Timing of revenue recognition
Goods transferred at a point in time	27,306	22,194	20,720
Services transferred over time
Other
Total revenue from contracts with customers	$ 27,306	$ 22,194	$ 20,720